Mineral property interests (Details) - USD ($) $ in Thousands		Sep. 30, 2017	May 09, 2017	Dec. 31, 2016
Capitalized mineral property acquisition cost		$ 532		$ 38,875
Transferred to Mason Resources pursuant to the Arrangement			$ (38,379)
Ann Mason Project [Member]
Capitalized mineral property acquisition cost	[1]	0		37,988
Transferred to Mason Resources pursuant to the Arrangement	[1]		(37,988)
Lordburg Property [Member]
Capitalized mineral property acquisition cost	[1]	0		391
Transferred to Mason Resources pursuant to the Arrangement	[1]		(391)
Canariaco Project Royalty [Member]
Capitalized mineral property acquisition cost	[2]	532		496
Transferred to Mason Resources pursuant to the Arrangement	[2]		0
Other [Member]
Capitalized mineral property acquisition cost	[3]	$ 0		$ 0
Transferred to Mason Resources pursuant to the Arrangement	[3]		$ 0

[1]	Ann Mason Project and Lordsburg Property : On May 9, 2017, the Company completed the Arrangement under Section 288 of the BCBCA pursuant to which Entrée transferred its wholly owned subsidiaries that directly or indirectly hold the Ann Mason Project in Nevada and the Lordsburg property in New Mexico (Note 2). The comparative period balances have been classified as assets held for spin-off on the Consolidated Balance Sheets.
[2]	Cañariaco Project Royalty, Peru : The Company entered into an agreement with Candente Copper Corp. (TSX:DNT) ("Candente") to acquire a 0.5% NSR royalty on Candente's 100% owned Cañariaco project in Peru for a purchase price of $500,000. The Cañariaco project includes the Cañariaco Norte copper-gold-silver deposit, as well as the adjacent Cañariaco Sur and Quebrada Verde copper prospects, located within the western Cordillera of the Peruvian Andes in the Department of Lambayeque, Northern Peru.
[3]	Other Properties : The Company also has interests in other properties in Mongolia (Shivee West) and Australia (Blue Rose). During fiscal 2014, the Company recorded an impairment of $552,095 against these properties.